Consolidated Statements of Cash Flow - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (94,735)	$ (32,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	28,194
Impairment of intangible asset	20,723	5,228
Stock-based compensation	3,864	3,521
Amortization of intangible asset	3,767
Loss on early extinguishment of debt	3,545
Interest paid in kind	408
Amortization of debt discounts and debt issuance costs	371
Deferred income tax expense (benefit)	804	(926)
Depreciation	8	8
Impairment/loss on investment in Antisense Therapeutics		550
Changes in operating assets and liabilities:
Accounts receivable	(979)
Inventory	(1,003)
Prepaid expenses and other current assets	(923)	(97)
Other assets	(237)	931
Accounts payable	333	(1,781)
Accrued liabilities and other liabilities	1,410	543
Net cash used in operating activities	(34,450)	(24,742)
Cash flows from investing activities:
Payment for acquisition	(7,500)
Net cash used in investing activities	(7,500)
Cash flows from financing activities:
Proceeds from long-term debt	38,686
Payment of long-term debt	(22,261)
Acquisition of non-controlling interest		(1,412)
Net cash provided by (used in) financing activities	19,479	(1,412)
Net decrease in cash and cash equivalents	(22,471)	(26,154)
Cash and cash equivalents—beginning of period	66,837	51,623
Cash and cash equivalents—end of period	44,366	$ 25,469
Supplemental disclosures of cash flow information - Cash paid during the year for:
Interest	2,059
Income taxes other, net of refunds	255
Concurrent with CRG credit facility borrowing
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	2,981
At-the-market facility
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	$ 73